Goodwill and Intangible Assets (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Restructuring Cost and Reserve [Line Items]
Gross carrying amount	$ 30,030
Cumulative impairment	(30,030)
Net carrying amount
Ultra Cell LLC [Member]
Restructuring Cost and Reserve [Line Items]
Gross carrying amount	631
Cumulative impairment	(631)
Net carrying amount
Ser Energy and FES [Member]
Restructuring Cost and Reserve [Line Items]
Gross carrying amount	29,399
Cumulative impairment	(29,399)
Net carrying amount